Notes Payable - Current Liability	12 Months Ended
Aug. 31, 2011
Debt
Debt Disclosure [Text Block]

NOTE 5.  NOTES PAYABLE (Current Liability)

Notes Payable (Current Liability)

	2011	2010

Bombardier Pacific Ventures (Note 7)		80,471
Bio-Technology Partners Business Trust	92,050	28,150
Officer Loans (Note 7)	28,961	47,945
Venture Bridge Advisors	29,000	0
Current portion of amounts to be paid on
behalf of Gregory McDonald and Pet Pointers, Inc. (Note 9 )	9,910	0

8% Convertible Notes Payable (net of unamortized beneficial
conversion feature) (Note 12)	42,430	0

Accrued Interest Bombardier Pacific Ventures (Note 7)	1,228	5,128
Accrued Interest Bio Technology Partners Business Trust	4087	161
Accrued Interest Officer Loans (Note 7)	2,793	1,785
Accrued Interest Venture Bridge Advisors	868
Accrued Interest Convertible Notes (Note 12)	1,371	0

Both of Bio Technology Partners Business Trust and Venture Bridge Advisors have provided lines of credit to the Company in the amount of $200,000 each or so much thereof as may be disbursed to, or for the benefit of the Company by Lender in Lender's sole and absolute discretion. The unpaid principal of these lines of credit bear simple interest at the rate of ten percent per annum. Interest is calculated based on the principal balance as may be adjusted from time to time to reflect additional advances or payments made hereunder. Principal balance and accrued interest shall become due and payable in whole or in part at the demand of the Lender.